Long Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Purchased Certain Machinery and Equipment under Two Note Payable Agreements

The Company purchased certain machinery and equipment under two note payable agreements which consist of the following as of September 30, 2014 and December 31, 2013:

	September 30, 2014	December 31, 2013
Note payable, 15.2% interest, monthly payments of $ 1,328, due February 6, 2016, secured by equipment.	$20,194	$29,259
Note payable, 10.0% interest, monthly payments of $ 3,161, due January 1, 2016, secured by equipment.	47,124	71,072

Total notes payable	67,318	100,331
Less: current portion of notes payable	(48,586)	(44,601)

Long term portion of notes payable	$18,732	$55,730

The Company purchased certain machinery and equipment under two note payable agreements which consist of the following as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Note payable, 15.2% interest, monthly payments of $1,328, due February 6, 2016, secured by equipment.	$29,259	$-
Note payable, 10.0% interest, monthly payments of $3,161, due January 1, 2016, secured by equipment.	71,072	-

Total notes payable	100,331	-
Less: current portion of notes payable	(44,601)	-

Long term portion of notes payable	$55,730	$-